Share Capital (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of classes of share capital
The changes in common shares issued and outstanding for the years ended December 31 were as follows:

	2020		2019
Common shares (in millions of shares)	Number of shares	Amount	Number of shares		Amount
Balance, January 1	587.8	$8,289	598.5		$8,419
Stock options exercised (Note 19)	0.8	23	0.8		28
Common shares purchased for cancellation	(3.5)	(50)	(11.5)	(1)	(158)
Balance, December 31	585.1	$8,262	587.8		$8,289

(1)    1.1 million shares were purchased pursuant to a third-party share repurchase program under an issuer bid exemption order at a discount to the prevailing market price of the common shares on the Toronto Stock Exchange.
Further information on the preferred shares outstanding as at December 31, 2020, is as follows:

Class A Preferred shares (in millions of shares)	Issue date	Annual dividend rate	Annual dividend per share		Earliest par call or redemption date(1)		Number of shares	Face amount	Net amount(2)
Series 1	February 25, 2005	4.75%		$1.19		Any time	16.0	$400	$394
Series 2	July 15, 2005	4.80%		$1.20		Any time	13.0	325	318
Series 3	January 13, 2006	4.45%		$1.11		Any time	10.0	250	245
Series 4	October 10, 2006	4.45%		$1.11		Any time	12.0	300	293
Series 5	February 2, 2007	4.50%		$1.13		Any time	10.0	250	245
Series 8R(3)	May 25, 2010	1.825%	(3)	$0.51		June 30, 2025(4)	6.2	155	152
Series 9QR(5)	June 30, 2015	Floating	(6)	Floating		June 30, 2025(7)	5.0	125	122
Series 10R(3)	August 12, 2011	2.842%	(3)	$0.71	(8)	September 30, 2021(4)	6.9	173	169
Series 11QR(5)	September 30, 2016	Floating	(6)	Floating		September 30, 2021(7)	1.1	27	26
Series 12R(3)	November 10, 2011	3.806%	(3)	$0.95	(8)	December 31, 2021(4)	12.0	300	293
Total preferred shares							92.2	$2,305	$2,257

(1)    Redemption of all preferred shares is subject to regulatory approval.
(2)    Net of after-tax issuance costs.
(3)    On the earliest redemption date and every five years thereafter, the dividend rate will reset to an annual rate equal to the 5-year Government of Canada bond yield plus a spread specified for each series. The specified spread for Class A shares is: Series 8R - 1.41%, Series 10R - 2.17%, and Class A Non-Cumulative 5-Year Rate Reset Preferred Shares Series 12R ("Series 12R Shares") - 2.73%. On the earliest redemption date and every five years thereafter, holders will have the right, at their option, to convert their shares into the series that is one number higher than their existing series.
(4)    Redeemable on the redemption date and every five years thereafter, in whole or in part, at $25.00 per share.
(5)     On the earliest redemption date and every five years thereafter, holders will have the right, at their option, to convert those shares into the series that is one number lower than their existing series.
(6)    Holders are entitled to receive quarterly floating rate non-cumulative dividends at an annual rate equal to the then 3-month Government of Canada treasury bill yield plus a spread specified for each series. The specified spread for Class A shares is: Series 9QR - 1.41% and Series 11QR - 2.17%.
(7)    Redeemable on the redemption date and every five years thereafter, in whole or in part, at $25.00 per share, and on any other date at $25.50 per share.
(8)    The annual dividend per share in the table above is the amount paid per share in 2020.